UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

/s/ George Malikotsis             New York, NY               January 31, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   95

Form 13F Information Table Value Total:   $619,612
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number        Name

1.    028-11888                   Senvest International L.L.C.
      --------------------        ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.


                                              FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 --------          -----       --------  -------   --- ----  ----------  --------  ----    ------ ----
AEGEAN MARINE PETROLEUM NETW   SHS               Y0017S102    9,055      868,136 SH        DEFINED     1           868,136
ALLOT COMMUNICATIONS LTD       SHS               M0854Q105   12,376    1,063,207 SH        DEFINED     1         1,063,207
ALTO PALERMO S A               SPONSORED ADR     02151P107      256       16,031 SH        DEFINED     1            16,031
AMAG PHARMACEUTICALS INC       COM               00163U106    6,501      359,178 SH        DEFINED     1           359,178
AMDOCS LTD                     ORD               G02602103      970       35,300 SH        DEFINED     1            35,300
AMPAL AMERN ISRAEL CORP        CL A              032015109       28       12,000 SH        DEFINED     1            12,000
ARBOR RLTY TR INC              COM               038923108    2,167      363,610 SH        DEFINED     1           363,610
ASCENT MEDIA CORP              COM SER A         043632108    2,383       61,478 SH        DEFINED     1            61,478
ASSURED GUARANTY LTD           COM               G0585R106   21,897    1,237,119 SH        DEFINED     1         1,237,119
AUDIOCODES LTD                 ORD               M15342104   20,935    3,554,328 SH        DEFINED     1         3,554,328
AUTHENTEC INC                  COM               052660107    2,417      966,954 SH        DEFINED     1           966,954
AXCELIS TECHNOLOGIES INC       COM               054540109    3,183      919,990 SH        DEFINED     1           919,990
BANCO SANTANDER SA             ADR               05964H105    3,195      300,000 SH        DEFINED     1           300,000
BAYTEX ENERGY TR               TRUST UNIT        073176109      239        5,100 SH        DEFINED     1             5,100
BBVA BANCO FRANCES S A         SPONSORED ADR     07329M100    1,586      136,738 SH        DEFINED     1           136,738
BROOKFIELD HOMES CORP          COM               112723101    1,757      186,928 SH        DEFINED     1           186,928
BROOKS AUTOMATION INC          COM               114340102      136       15,000 SH        DEFINED     1            15,000
CARDIOME PHARMA CORP           COM NEW           14159U202    5,978      931,229 SH        DEFINED     1           931,229
CEVA INC                       COM               157210105    4,597      224,255 SH        DEFINED     1           224,255
CHESAPEAKE ENERGY CORP         COM               165167107      389       15,000 SH        DEFINED     1            15,000
CISCO SYS INC                  COM               17275R102    6,777      335,000 SH        DEFINED     1           335,000
COLONY FINL INC                COM               19624R106      406       20,300 SH        DEFINED     1            20,300
CRESUD S A C I F Y A           SPONSORED ADR     226406106    2,289      120,575 SH        DEFINED     1           120,575
DG FASTCHANNEL INC             COM               23326R109    5,726      198,285 SH        DEFINED     1           198,285
DORAL FINL CORP                COM NEW           25811P886    2,731    1,978,661 SH        DEFINED     1         1,978,661
ENDEAVOUR INTL CORP            COM NEW           29259G200      330       23,917 SH        DEFINED     1            23,917
EQUINIX INC                    COM NEW           29444U502   15,693      193,126 SH        DEFINED     1           193,126
FIFTH THIRD BANCORP            COM               316773100      363       24,726 SH        DEFINED     1            24,726
FIRST INDUSTRIAL REALTY TRUS   COM               32054K103      931      106,278 SH        DEFINED     1           106,278
FORESTAR GROUP INC             COM               346233109    3,071      159,142 SH        DEFINED     1           159,142
GASTAR EXPL LTD                COM NEW           367299203    7,253    1,686,746 SH        DEFINED     1         1,686,746
GENOPTIX INC                   COM               37243V100      270       14,200 SH        DEFINED     1            14,200
GENWORTH FINL INC              COM CL A          37247D106   85,964    6,542,194 SH        DEFINED     1         6,542,194
GOODYEAR TIRE & RUBR CO        COM               382550101      237       20,000 SH        DEFINED     1            20,000
GUESS INC                      COM               401617105      435        9,200 SH        DEFINED     1             9,200
ICO GLOBAL COMM HLDGS LTD DE   CL A              44930K108       85       56,725 SH        DEFINED     1            56,725
IMMERSION CORP                 COM               452521107    2,603      387,999 SH        DEFINED     1           387,999
INTERNATIONAL RECTIFIER CORP   COM               460254105    1,064       35,826 SH        DEFINED     1            35,826
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT    450047204    7,142      443,876 SH        DEFINED     1           443,876
INVESCO MORTGAGE CAPITAL INC   COM               46131B100   18,339      839,703 SH        DEFINED     1           839,703
ISTAR FINL INC                 COM               45031U101    4,397      562,295 SH        DEFINED     1           562,295
LENNAR CORP                    CL A              526057104      281       15,000 SH        DEFINED     1            15,000
LEXINGTON REALTY TRUST         PFD CONV SER C    529043309      540       12,600 SH        DEFINED     1            12,600
LTX-CREDENCE CORP              COM NEW           502403207      247       33,332 SH        DEFINED     1            33,332
MADISON SQUARE GARDEN INC      CL A              55826P100    2,992      116,045 SH        DEFINED     1           116,045
MEDIAMIND TECHNOLOGIES INC     COM               58449C100   10,700      781,009 SH        DEFINED     1           781,009
MELLANOX TECHNOLOGIES LTD      SHS               M51363113    5,803      221,742 SH        DEFINED     1           221,742
MKS INSTRUMENT INC             COM               55306N104    8,567      349,735 SH        DEFINED     1           349,735
MOSYS INC                      COM               619718109      251       44,100 SH        DEFINED     1            44,100
MULTIBAND CORP                 COM NEW           62544X209       54       19,000 SH        DEFINED     1            19,000
NEUROMETRIX INC                COM               641255104        7       10,276 SH        DEFINED     1            10,276
NEWCASTLE INVT CORP            COM               65105M108   13,870    2,070,212 SH        DEFINED     1         2,070,212
NII HLDGS INC                  CL B New          62913F201   17,994      402,910 SH        DEFINED     1           402,910
NORTHSTAR RLTY FIN CORP        COM               66704R100       95       19,924 SH        DEFINED     1            19,924
NOVA MEASURING INSTRUMENTS L   COM               M7516K103    5,037      606,188 SH        DEFINED     1           606,188
ODYSSEY MARINE EXPLORATION I   COM               676118102      407      146,510 SH        DEFINED     1           146,510
ONYX PHARMACEUTICALS INC       COM               683399109   15,825      429,220 SH        DEFINED     1           429,220
ORBOTECH LTD                   ORD               M75253100    3,262      249,489 SH        DEFINED     1           249,489
PALOMAR MED TECHNOLOGIES INC   COM NEW           697529303    2,040      143,566 SH        DEFINED     1           143,566
PC-TEL INC                     COM               69325Q105    1,552      258,680 SH        DEFINED     1           258,680
PENNYMAC MTG INVT TR           COM               70931T103    5,018      276,493 SH        DEFINED     1           276,493
PERICOM SEMICONDUCTOR CORP     COM               713831105      212       19,300 SH        DEFINED     1            19,300
PMI GROUP INC                  NOTE  4.500% 4/1  69344MAK7      206      250,000 PRN       DEFINED     1           250,000
PMI GROUP INC                  COM               69344M101    3,113      943,202 SH        DEFINED     1           943,202
QUIKSILVER INC                 COM               74838C106   13,677    2,697,660 SH        DEFINED     1         2,697,660
RADIAN GROUP INC               COM               750236101   75,259    9,325,775 SH        DEFINED     1         9,325,775
RADVISION LTD                  ORD               M81869105    1,505      167,808 SH        DEFINED     1           167,808
RADWARE LTD                    ORD               M81873107   57,515    1,533,327 SH        DEFINED     1         1,533,327
RAIT FINANCIAL TRUST           COM               749227104    1,550      707,700 SH        DEFINED     1           707,700
RAM ENERGY RESOURCES INC       COM               75130P109    2,206    1,198,950 SH        DEFINED     1         1,198,950
RAMTRON INTL CORP              COM NEW           751907304      483      143,631 SH        DEFINED     1           143,631
RARE ELEMENT RES LTD           COM               75381M102      964       60,000 SH        DEFINED     1            60,000
ROYAL BK SCOTLAND GROUP PLC    SPONT ADR SER H   780097879    1,935       91,613 SH        DEFINED     1            91,613
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F        780097804    1,175       54,113 SH        DEFINED     1            54,113
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S     780097739      597       40,258 SH        DEFINED     1            40,258
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q    780097754      346       23,003 SH        DEFINED     1            23,003
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T     780097713   31,558    1,952,857 SH        DEFINED     1         1,952,857
RUDOLPH TECHNOLOGIES INC       COM               781270103    3,043      369,789 SH        DEFINED     1           369,789
SANDISK CORP                   COM               80004C101    1,719       34,486 SH        DEFINED     1            34,486
STANDARD PAC CORP NEW          COM               85375C101    1,583      344,031 SH        DEFINED     1           344,031
SUPERTEX INC                   COM               868532102   17,158      709,608 SH        DEFINED     1           709,608
SYNERON MEDICAL LTD            ORD SHS           M87245102      102       10,000 SH        DEFINED     1            10,000
SYNTROLEUM CORP                COM               871630109       19       10,400 SH        DEFINED     1            10,400
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    1,929       37,000 SH        DEFINED     1            37,000
TOWER SEMICONDUCTOR LTD        ORD               M87915100      353      250,000 SH        DEFINED     1           250,000
TOWN SPORTS INTL HLDGS INC     COM               89214A102      406      100,100 SH        DEFINED     1           100,100
TRINA SOLAR LIMITED            SPON ADR          89628E104      820       35,000 SH        DEFINED     1            35,000
TWO HBRS INVT CORP             COM               90187B101   15,428    1,575,860 SH        DEFINED     1         1,575,860
UNITED CONTL HLDGS INC         COM               910047109      238       10,000 SH        DEFINED     1            10,000
U S AIRWAYS GROUP INC          COM               90341W108      511       51,000 SH        DEFINED     1            51,000
VICOR CORP                     COM               925815102    3,665      223,469 SH        DEFINED     1           223,469
VIMPELCOM LTD                  SPONSORED ADR     92719A106      719       47,800 SH        DEFINED     1            47,800
VIRTUS INVT PARTNERS INC       COM               92828Q109   14,679      323,531 SH        DEFINED     1           323,531
VOLTAIRE LTD                   ORD SHS           M97613109      929      107,364 SH        DEFINED     1           107,364
WILLBROS GROUP INC DEL         COM               969203108    3,316      337,692 SH        DEFINED     1           337,692


SK 01780 0005 1162794